Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Standards
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In July 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2015-11 “Inventory (Topic 330): Simplifying the Measurement of Inventory”. The standard requires inventory to be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendment is effective for the fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017, early adoption is permitted. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

In March 2016, the FASB issued ASU 2016-09 “Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. The adoption of this update did not have an impact on our Consolidated Financial Statements or related disclosures.

Accounting pronouncements to be adopted

In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers (Topic 606)” and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the accounting for certain costs that are directly associated with obtaining and fulfilling customer contracts. The guidance is effective from January 1, 2018 and provides for enhanced disclosures. It may be applied retrospectively to each prior period presented subject to “practical expedients (“full retrospective) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

Management is currently finalizing its assessment of the impact of the changes from ASU 2014-09 on contracts with customers. We expect that the total amount earned from time charter contracts over all periods will remain the same however we are continuing to assess the presentation and disclosure implications. We will finalize our assessment in the fourth quarter of 2017.

In March 2016, the FASB issued guidance to ASU 2016-02 “Leases (Topic 842)”. This update requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. We are currently evaluating the impact of ASU 2016-02 on our Consolidated Financial Statements and related disclosures. Due to the transition provisions for lessors, the main impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

Any other accounting pronouncements yet to be adopted by us are consistent with those disclosed in our audited consolidated financial statements for the year ended December 31, 2016.